Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	ck0001409970
Entity Registrant Name	LENDINGCLUB CORP
Entity Central Index Key	0001409970
Entity Filer Category	Smaller Reporting Company